FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 4: FAIR VALUE MEASUREMENT

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities, approximate their fair value due to the short-term maturities of such instruments.

The following table sets forth the Company’s assets that were measured at fair value on a recurring bases as of December 31, 2021 and June 30, 2022, by level within the fair value hierarchy:

		Fair value measurements using input type
	Fair value hierarchy	December 31, 2021	June 30, 2022
			Unaudited

Derivatives instruments, net	Level 2	$539	$(2,554)

Total assets (liabilities)		$539	$(2,554)